Loans receivables net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Loans Receivables
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Loans receivable at amortized cost	754,393	753,043
Accrued interest	398,610	443,359
Gross loans receivable	1,153,003	1,196,402
Less: Credit impairment losses	(597,870)	(640,290)
Loans receivable, net of credit impairment losses	555,133	556,112

Schedule Of Changes In Credit Impairment Losses Of Loans Receivable
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Credit impairment losses as at January 1	478,792	597,870
Charge to statement of profit and other comprehensive income	119,078	42,420
Credit impairment losses as of December 31	597,870	640,290